CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Adoption of ASC 326	Adjusted Balance	Common Shares	Common Shares Adjusted Balance	Treasury Stock	Treasury Stock Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance	Retained Earnings	Retained Earnings Adoption of ASC 326	Retained Earnings Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Adjusted Balance	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Adjusted Balance
Beginning balance at Dec. 31, 2019	$ 6,121	$ (36)	$ 6,085	$ 25	$ 25	$ (154)	$ (154)	$ 4,404	$ 4,404	$ 3,808	$ (36)	$ 3,772	$ (2,002)	$ (2,002)	$ 40	$ 40
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2019																	$ 35	$ 35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(56)									(65)					9
Net income (loss), redeemable non controlling interests																	2
Other comprehensive income (loss), net of tax	(401)												(399)		(2)
Dividends paid	0																(1)
Decrease in noncontrolling interest due to the change of ownership	(9)							(5)							(4)
Share-based compensation expense	5							5
Other changes	(2)							(3)							1
Ending balance at Mar. 31, 2020	5,622			25		(154)		4,401		3,707			(2,401)		44
Ending balance, redeemable noncontrolling interests at Mar. 31, 2020																	36
Beginning balance at Dec. 31, 2020	4,989			25		(109)		4,388		3,279			(2,676)		82
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2020	40																40
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	423									408					15
Net income (loss), redeemable non controlling interests																	2
Other comprehensive income (loss), net of tax	40												38		2
Dividends paid	0																(1)
Common shares issued from treasury stock and capital increase for share-based compensation	0					4		(4)
Share-based compensation expense	15							15
Other changes	(2)							(2)
Ending balance at Mar. 31, 2021	5,465			$ 25		$ (105)		$ 4,397		$ 3,687			$ (2,638)		$ 99
Ending balance, redeemable noncontrolling interests at Mar. 31, 2021	$ 41																$ 41